UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2005

UNITED ASSOCIATION S & P 500 INDEX FUND

--------------------------------------------------------------------------------


       Description                                  Shares             Value
--------------------------------------------------------------------------------
COMMON STOCK (96.1%)

--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE (1.8%)
--------------------------------------------------------------------------------
 Boeing                                                 37,234     $  2,457,816
 General Dynamics                                        9,021        1,039,129
 Goodrich                                                5,440          240,666
 Lockheed Martin                                        18,201        1,135,742
 Northrop Grumman                                       16,154          895,739
 Raytheon                                               20,374          801,310
 Rockwell Collins                                        8,032          391,962
 United Technologies                                    46,117        2,338,132
                                                                   ------------
                                                                      9,300,496
                                                                   ------------
--------------------------------------------------------------------------------
 AIR TRANSPORTATION (0.7%)
--------------------------------------------------------------------------------
 Delta Air Lines*                                        3,208            9,496
 FedEx                                                  13,611        1,144,549
 Honeywell International                                38,444        1,510,080
 Southwest Airlines                                     33,652          477,522
 Textron                                                 6,087          451,473
                                                                   ------------
                                                                      3,593,120
                                                                   ------------
--------------------------------------------------------------------------------
 APPAREL/TEXTILES (0.5%)
--------------------------------------------------------------------------------
 Cintas                                                  6,749          299,183
 Coach*                                                 17,000          596,870
 Jones Apparel Group                                     5,441          166,332
 Liz Claiborne                                           4,894          203,639
 Nike                                                   10,294          862,637
 Reebok International                                    2,533          107,146
 VF                                                      4,500          265,680
                                                                   ------------
                                                                      2,501,487
                                                                   ------------
--------------------------------------------------------------------------------
 AUTOMOTIVE (0.7%)
--------------------------------------------------------------------------------
 Cooper Tire & Rubber                                    2,299           46,256
 Dana                                                    6,838          107,425
 Delphi                                                 25,520          135,256
 Ford Motor                                             82,980          891,205
 General Motors                                         25,508          939,205
 Genuine Parts                                           7,882          360,917
 Goodyear Tire & Rubber*                                 7,945          138,322
 ITT Industries                                          4,154          441,986
 Navistar International*                                 2,996          102,313
 Paccar                                                  7,849          566,855
 Visteon                                                 5,871           52,252
                                                                   ------------
                                                                      3,781,992
                                                                   ------------
--------------------------------------------------------------------------------
 BANKS (7.6%)
--------------------------------------------------------------------------------
 AmSouth Bancorp                                        15,899          443,741
 Bank of America                                       181,165        7,898,794
 Bank of New York                                       35,093        1,080,163
 BB&T                                                   24,606        1,029,023
 Comerica                                                7,601          464,421
 Compass Bancshares                                      5,578          268,915
 Fifth Third Bancorp                                    23,522        1,013,798
 First Horizon National                                  5,590          228,016
 Golden West Financial                                  12,735          829,303
 Huntington Bancshares                                  10,464          260,972
 JPMorgan Chase                                        158,534        5,570,885
 Keycorp                                                18,356          628,509
 M&T Bank                                                4,399          477,335
 Marshall & Ilsley                                       9,588          440,281


--------------------------------------------------------------------------------


       Description                                  Shares             Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
BANKS -- (CONTINUED)
--------------------------------------------------------------------------------
 Mellon Financial                                       19,087     $    581,390
 National City                                          26,756          987,564
 North Fork Bancorporation                              21,518          589,378
 Northern Trust                                          9,171          465,887
 PNC Financial Services
    Group                                               12,768          699,942
 Regions Financial                                      20,884          702,538
 Sovereign Bancorp                                      16,434          394,252
 State Street                                           14,925          742,370
 SunTrust Banks                                         15,300        1,112,616
 Synovus Financial                                      14,029          414,838
 US Bancorp                                             82,565        2,481,904
 Wachovia                                               71,013        3,577,635
 Washington Mutual                                      39,509        1,678,342
 Wells Fargo                                            76,010        4,662,453
 Zions Bancorporation                                    4,037          288,565
                                                                   ------------
                                                                     40,013,830
                                                                   ------------
--------------------------------------------------------------------------------
 BEAUTY PRODUCTS (2.3%)
--------------------------------------------------------------------------------
 Alberto-Culver                                          3,851          173,757
 Avon Products                                          21,273          695,840
 Colgate-Palmolive                                      23,572        1,247,902
 Gillette                                               44,944        2,412,144
 International Flavors &
    Fragrances                                           3,990          151,301
 Kimberly-Clark                                         21,538        1,373,263
 Procter & Gamble                                      111,476        6,201,410
                                                                   ------------
                                                                     12,255,617
                                                                   ------------
--------------------------------------------------------------------------------
 BROADCASTING, NEWSPAPERS & ADVERTISING (2.0%)
--------------------------------------------------------------------------------
 Clear Channel
 Communications                                         22,982          750,132
 Comcast, Cl A*                                         99,366        3,053,517
 Interpublic Group*                                     19,085          238,563
 News, Cl A                                            129,970        2,128,909
 Omnicom Group                                           8,261          701,111
 Time Warner*                                          211,124        3,593,330
 Univision Communications*                              13,111          370,779
                                                                   ------------
                                                                     10,836,341
                                                                   ------------
--------------------------------------------------------------------------------
 BUILDING & CONSTRUCTION (0.6%)
--------------------------------------------------------------------------------
 American Standard                                       8,058          356,808
 Centex                                                  5,762          426,273
 DR Horton                                              12,237          502,696
 KB Home                                                 3,752          307,326
 Masco                                                  19,543          662,703
 Pulte Homes                                             5,344          500,305
 Vulcan Materials                                        4,602          323,245
                                                                   ------------
                                                                      3,079,356
                                                                   ------------
--------------------------------------------------------------------------------
 BUSINESS SERVICES (2.2%)
--------------------------------------------------------------------------------
 Automatic Data Processing                              26,278        1,167,006
 Cendant                                                47,384        1,012,122
 Convergys*                                              6,421           93,426
 eBay*                                                  54,736        2,286,870
 First Data                                             35,079        1,443,150
 Fiserv*                                                 8,613          382,159
 Fluor                                                   3,903          249,011
 H&R Block                                               7,445          424,067


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2005

UNITED ASSOCIATION S & P 500 INDEX FUND

--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
--------------------------------------------------------------------------------
 Monster Worldwide*                                      5,458     $    165,760
 Paychex                                                16,034          559,747
 Robert Half International                               7,195          243,839
 Sabre Holdings, Cl A                                    5,917          113,606
 United Parcel Service, Cl B                            50,187        3,662,145
                                                                   ------------
                                                                     11,802,908
                                                                   ------------
--------------------------------------------------------------------------------
 CHEMICALS (1.4%)
--------------------------------------------------------------------------------
 Air Products & Chemicals                               10,324          616,962
 Dow Chemical                                           43,302        2,076,331
 Eastman Chemical                                        3,622          200,623
 Ecolab                                                  9,897          332,341
 EI Du Pont de Nemours                                  44,881        1,915,521
 Engelhard                                               5,437          155,987
 Hercules*                                               5,112           71,568
 Monsanto                                               12,086          814,234
 PPG Industries                                          7,729          502,617
 Rohm & Haas                                             8,694          400,446
 Sigma-Aldrich                                           3,099          198,832
                                                                   ------------
                                                                      7,285,462
                                                                   ------------
--------------------------------------------------------------------------------
 COMPUTERS & SERVICES (5.3%)
--------------------------------------------------------------------------------
 Affiliated Computer
    Services, Cl A*                                      5,695          284,579
 Apple Computer*                                        37,126        1,583,424
 Autodesk                                               10,299          352,123
 Cisco Systems*                                        287,943        5,514,108
 Computer Sciences*                                      8,293          379,654
 Dell*                                                 109,084        4,414,629
 Electronic Data Systems                                23,388          481,091
 EMC*                                                  108,277        1,482,312
 Gateway*                                               11,509           45,806
 Hewlett-Packard                                       130,045        3,201,708
 International Business
    Machines                                            72,683        6,066,123
 Lexmark International, Cl A*                            5,711          358,080
 NCR*                                                    8,418          292,189
 Network Appliance*                                     16,509          421,145
 Sun Microsystems*                                     153,585          589,766
 Sungard Data Systems*                                  13,071          469,118
 Symbol Technologies                                    10,966          127,644
 Unisys*                                                15,324           99,146
 Yahoo!*                                                59,146        1,971,928
                                                                   ------------
                                                                     28,134,573
                                                                   ------------
--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING (0.1%)
--------------------------------------------------------------------------------
 Ball                                                    4,967          188,498
 Bemis                                                   4,827          130,329
 Pactiv*                                                 6,728          148,150
 Sealed Air*                                             3,776          200,355
                                                                   ------------
                                                                        667,332
                                                                   ------------
--------------------------------------------------------------------------------
 DIVERSIFIED MANUFACTURING (4.1%)
--------------------------------------------------------------------------------
 Cooper Industries, Cl A                                 4,178          269,815
 Eaton                                                   6,794          443,920
 General Electric                                      477,824       16,484,928
 Illinois Tool Works                                    12,297        1,053,238
 Ingersoll-Rand, Cl A                                    7,592          593,467


--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- (CONTINUED)
--------------------------------------------------------------------------------
 Tyco International Ltd.                                90,990     $  2,772,465
                                                                   ------------
                                                                     21,617,833
                                                                   ------------
--------------------------------------------------------------------------------
 EDUCATION (0.1%)
--------------------------------------------------------------------------------
 Apollo Group, Cl A*                                     7,367          553,630
                                                                   ------------
--------------------------------------------------------------------------------
 ELECTRICAL SERVICES (3.5%)
--------------------------------------------------------------------------------
 AES*                                                   29,446          472,608
 Allegheny Energy*                                       7,335          209,047
 Ameren                                                  9,154          509,145
 American Electric Power                                17,299          669,471
 American Power Conversion                               8,177          229,855
 Calpine*                                               24,366           80,895
 Centerpoint Energy                                     13,125          180,338
 Cinergy                                                 8,937          394,569
 CMS Energy*                                             9,881          156,515
 Consolidated Edison                                    10,943          527,015
 Constellation Energy Group                              7,998          481,560
 Dominion Resources                                     15,338        1,132,865
 DTE Energy                                              7,834          368,198
 Duke Energy                                            41,756        1,233,472
 Edison International                                   14,682          600,200
 Emerson Electric                                       18,772        1,235,198
 Entergy                                                 9,545          743,937
 Exelon                                                 30,148        1,613,521
 FirstEnergy                                            14,858          739,631
 FPL Group                                              17,657          761,370
 NiSource                                               12,240          297,310
 PG&E                                                   16,677          627,556
 Pinnacle West Capital                                   4,429          202,848
 PPL                                                     8,546          526,263
 Progress Energy                                        11,197          499,498
 Progress Energy (CVO)* (A)                              7,250               --
 Public Service Enterprise
    Group                                               10,758          691,739
 Sempra Energy                                          10,767          457,598
 Southern                                               33,521        1,172,900
 TECO Energy                                             9,364          177,541
 TXU                                                    10,800          935,712
 Xcel Energy                                            18,134          351,981
                                                                   ------------
                                                                     18,280,356
                                                                   ------------
--------------------------------------------------------------------------------
 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
--------------------------------------------------------------------------------
 Jabil Circuit*                                          8,297          258,783
 L-3 Communications
    Holdings                                             5,348          418,374
 Molex                                                   7,576          213,946
 Parker Hannifin                                         5,414          355,808
 Sanmina-SCI*                                           23,743          113,492
 Solectron*                                             43,895          168,557
                                                                   ------------
                                                                      1,528,960
                                                                   ------------
--------------------------------------------------------------------------------
 ENTERTAINMENT (1.0%)
--------------------------------------------------------------------------------
 Brunswick                                               4,373          203,607
 Carnival                                               23,738        1,243,871
 Harrah's Entertainment                                  8,190          644,881
 Hasbro                                                  7,561          165,888
 International Game
    Technology                                          15,502          424,135


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2005

UNITED ASSOCIATION S & P 500 INDEX FUND

--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
ENTERTAINMENT -- (CONTINUED)
--------------------------------------------------------------------------------
 Mattel                                                 18,555     $    346,051
 Walt Disney                                            91,969        2,358,085
                                                                   ------------
                                                                      5,386,518
                                                                   ------------
--------------------------------------------------------------------------------
 ENVIRONMENTAL SERVICES (0.2%)
--------------------------------------------------------------------------------
 Allied Waste Industries*                               12,234          104,967
 Waste Management                                       25,565          718,888
                                                                   ------------
                                                                        823,855
                                                                   ------------
--------------------------------------------------------------------------------
 FINANCIAL SERVICES (6.6%)
--------------------------------------------------------------------------------
 American Express                                       52,763        2,901,965
 Bear Stearns                                            5,118          522,599
 Capital One Financial                                  11,358          937,035
 Charles Schwab                                         51,379          703,892
 CIT Group                                               9,487          418,756
 Citigroup                                             234,360       10,194,660
 Countrywide Financial                                  26,472          952,992
 E*Trade Financial*                                     16,628          257,900
 Equifax                                                 5,844          212,722
 Fannie Mae                                             43,605        2,435,775
 Federated Investors, Cl B                               4,285          136,863
 Franklin Resources                                      8,927          721,480
 Freddie Mac                                            31,107        1,968,451
 Goldman Sachs Group                                    19,908        2,139,712
 Janus Capital Group                                    10,246          153,895
 Lehman Brothers Holdings                               12,460        1,309,920
 MBNA                                                   57,122        1,437,190
 Merrill Lynch                                          42,590        2,503,440
 Moody's                                                12,439          588,489
 Morgan Stanley                                         49,365        2,618,813
 Providian Financial*                                   13,262          250,652
 SLM                                                    18,901          973,212
 T Rowe Price Group                                      5,576          369,968
                                                                   ------------
                                                                     34,710,381
                                                                   ------------
--------------------------------------------------------------------------------
 FOOD, BEVERAGE & TOBACCO (5.1%)
--------------------------------------------------------------------------------
 Altria Group                                           93,295        6,247,033
 Anheuser-Busch                                         34,978        1,551,274
 Archer-Daniels-Midland                                 28,104          644,706
 Brown-Forman, Cl B                                      4,059          237,249
 Campbell Soup                                          14,619          450,996
 Coca-Cola                                             101,972        4,462,295
 Coca-Cola Enterprises                                  15,899          373,627
 ConAgra Foods                                          23,337          529,983
 Constellation Brands, Cl A*                             8,819          241,641
 General Mills                                          16,653          789,352
 Hershey                                                 9,790          625,287
 HJ Heinz                                               15,758          579,579
 Kellogg                                                15,738          713,089
 McCormick                                               6,087          211,706
 Molson Coors Brewing, Cl B                              3,540          221,958
 Pepsi Bottling Group                                    8,827          257,395
 PepsiCo                                                75,437        4,113,580
 Reynolds American                                       5,248          437,211
 Safeway                                                20,202          490,909
 Sara Lee                                               35,468          706,877
 Starbucks*                                             17,566          923,093
 Supervalu                                               6,120          216,648
 Sysco                                                  28,522        1,028,503


--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
--------------------------------------------------------------------------------
 UST                                                     7,454     $    343,033
 WM Wrigley Jr                                           8,814          627,028
                                                                   ------------
                                                                     27,024,052
                                                                   ------------
--------------------------------------------------------------------------------
 GAS/NATURAL GAS (0.5%)
--------------------------------------------------------------------------------
 Dynegy, Cl A*                                          15,049           83,672
 El Paso                                                29,091          349,092
 KeySpan                                                 7,777          316,446
 Kinder Morgan                                           4,888          434,348
 Nicor                                                   2,002           81,722
 Peoples Energy                                          1,719           74,175
 Praxair                                                14,572          719,711
 Williams                                               25,735          546,611
                                                                   ------------
                                                                      2,605,777
                                                                   ------------
--------------------------------------------------------------------------------
 HOTELS & LODGING (0.3%)
--------------------------------------------------------------------------------
 Hilton Hotels                                          17,224          426,294
 Marriott International, Cl A                            8,948          612,669
 Starwood Hotels & Resorts
     Worldwide                                           9,746          617,117
                                                                   ------------
                                                                      1,656,080
                                                                   ------------
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS (0.4%)
--------------------------------------------------------------------------------
 Black & Decker                                          3,603          325,387
 Clorox                                                  6,943          387,767
 Fortune Brands                                          6,548          619,113
 Leggett & Platt                                         8,546          216,128
 Maytag                                                  3,621           61,086
 Newell Rubbermaid                                      12,417          308,811
 Stanley Works                                           3,395          166,117
 Whirlpool                                               3,018          241,380
                                                                   ------------
                                                                      2,325,789
                                                                   ------------
--------------------------------------------------------------------------------
 INSURANCE (4.8%)
--------------------------------------------------------------------------------
 ACE                                                    12,949          598,373
 Aetna                                                  13,082        1,012,547
 Aflac                                                  22,616        1,019,982
 Allstate                                               30,094        1,843,558
 AMBAC Financial Group                                   4,881          350,651
 American International
    Group                                              116,915        7,038,283
 AON                                                    14,326          364,453
 Chubb                                                   8,797          781,350
 Cigna                                                   5,896          629,398
 Cincinnati Financial                                    7,499          309,109
 Hartford Financial Services
    Group                                               13,363        1,076,657
 Humana*                                                 7,288          290,427
 Jefferson-Pilot                                         6,117          306,890
 Lincoln National                                        7,825          377,947
 Loews                                                   7,183          600,714
 Marsh & McLennan                                       24,023          695,946
 MBIA                                                    6,104          370,757
 Metlife                                                33,036        1,623,389
 MGIC Investment                                         4,255          291,808
 Principal Financial Group                              13,233          581,590
 Progressive                                             8,956          892,824
 Prudential Financial                                   23,515        1,573,154
 Safeco                                                  5,738          315,246


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2005

UNITED ASSOCIATION S & P 500 INDEX FUND

--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
INSURANCE -- (CONTINUED)
--------------------------------------------------------------------------------
 St. Paul Travelers                                     30,357     $  1,336,315
 Torchmark                                               4,686          244,937
 UnumProvident                                          13,427          257,127
 Xl Capital Ltd., Cl A                                   6,306          452,897
                                                                   ------------
                                                                     25,236,329
                                                                   ------------
--------------------------------------------------------------------------------
 LABORATORY EQUIPMENT (0.1%)
--------------------------------------------------------------------------------
 Fisher Scientific
    International*                                       5,406          362,472
                                                                   ------------
--------------------------------------------------------------------------------
 LEASING & RENTING (0.0%)
--------------------------------------------------------------------------------
 Ryder System                                            2,898          112,993
                                                                   ------------
--------------------------------------------------------------------------------
 MACHINERY (0.7%)
--------------------------------------------------------------------------------
 Caterpillar                                            30,781        1,659,404
 Cummins                                                 1,969          168,231
 Deere                                                  11,100          816,183
 Dover                                                   9,176          378,602
 Pall                                                    5,612          173,804
 Rockwell Automation                                     7,873          405,538
                                                                   ------------
                                                                      3,601,762
                                                                   ------------
--------------------------------------------------------------------------------
 MEASURING DEVICES (0.6%)
--------------------------------------------------------------------------------
 Agilent Technologies*                                  19,487          511,339
 Applera Corp-Applied
    Biosystems Group                                     8,890          185,090
 Danaher                                                12,390          687,025
 Johnson Controls                                        8,675          498,292
 Kla-Tencor*                                             8,868          458,476
 Millipore*                                              2,250          137,857
 PerkinElmer                                             5,851          122,754
 Snap-On                                                 2,609           95,698
 Tektronix                                               3,997          100,165
 Teradyne*                                               8,847          137,394
 Thermo Electron*                                        7,259          216,754
 Waters*                                                 5,292          239,622
                                                                   ------------
                                                                      3,390,466
                                                                   ------------
--------------------------------------------------------------------------------
 MEDICAL PRODUCTS & SERVICES (7.0%)
--------------------------------------------------------------------------------
 Allergan                                                5,879          525,406
 AmerisourceBergen                                       4,749          340,931
 Amgen*                                                 55,742        4,445,425
 Bausch & Lomb                                           2,413          204,261
 Baxter International                                   27,964        1,098,146
 Becton Dickinson                                       11,372          629,668
 Biogen Idec*                                           15,532          610,252
 Biomet                                                 11,349          432,737
 Boston Scientific*                                     33,788          978,163
 C.R. Bard                                               4,732          316,050
 Cardinal Health                                        19,297        1,149,715
 Caremark Rx*                                           20,437          911,082
 Chiron*                                                 6,673          241,763
 Express Scripts*                                        6,685          349,626
 Gilead Sciences*                                       20,353          912,018
 Guidant                                                14,644        1,007,507
 HCA                                                    18,880          929,840
 Health Management
    Associates, Cl A                                    11,103          264,251
 Hospira*                                                7,121          272,378
 IMS Health                                             10,210          278,018


--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- (CONTINUED)
--------------------------------------------------------------------------------
 Johnson & Johnson                                     133,952     $  8,567,570
 Laboratory Corp of America
    Holdings*                                            6,060          307,060
 Manor Care                                              3,892          147,740
 McKesson                                               13,303          598,635
 Medco Health Solutions*                                12,489          604,967
 Medtronic                                              54,487        2,939,029
 Quest Diagnostics                                       8,200          420,988
 St Jude Medical*                                       16,324          773,921
 Stryker                                                16,889          913,526
 Tenet Healthcare*                                      21,166          256,955
 UnitedHealth Group                                     57,038        2,983,087
 WellPoint*                                             27,598        1,952,283
 Zimmer Holdings*                                       11,126          916,337
                                                                   ------------
                                                                     37,279,335
                                                                   ------------
--------------------------------------------------------------------------------
 METAL / MINING OTHER (0.6%)
--------------------------------------------------------------------------------
 Alcoa                                                  39,312        1,102,702
 Allegheny Technologies                                  4,054          117,850
 Freeport-McMoRan Copper
     & Gold, Cl B                                        8,101          326,308
 Newmont Mining                                         20,067          753,516
 Nucor                                                   7,219          400,293
 Phelps Dodge                                            4,365          464,654
 United States Steel                                     5,147          219,520
                                                                   ------------
                                                                      3,384,843
                                                                   ------------
--------------------------------------------------------------------------------
 MOTORCYCLES, BICYCLES & PARTS (0.1%)
--------------------------------------------------------------------------------
 Harley-Davidson                                        12,834          682,640
                                                                   ------------
--------------------------------------------------------------------------------
 OFFICE EQUIPMENT & SUPPLIES (0.7%)
--------------------------------------------------------------------------------
 3M                                                     34,671        2,600,325
 Avery Dennison                                          4,584          259,775
 Pitney Bowes                                           10,364          462,027
 Xerox*                                                 43,188          570,514
                                                                   ------------
                                                                      3,892,641
                                                                   ------------
--------------------------------------------------------------------------------
 PAPER & PAPER PRODUCTS (0.5%)
--------------------------------------------------------------------------------
 Georgia-Pacific                                        11,717          400,136
 International Paper                                    22,113          698,771
 Louisiana-Pacific                                       4,994          133,939
 MeadWestvaco                                            8,409          245,711
 Temple-Inland                                           5,614          223,381
 Weyerhaeuser                                           11,026          760,573
                                                                   ------------
                                                                      2,462,511
                                                                   ------------
--------------------------------------------------------------------------------
 PETROLEUM & FUEL PRODUCTS (8.5%)
--------------------------------------------------------------------------------
 Amerada Hess                                            3,867          455,765
 Anadarko Petroleum                                     10,615          937,835
 Apache                                                 14,779        1,010,884
 Ashland                                                 3,016          185,333
 Baker Hughes                                           15,257          862,631
 BJ Services                                             7,295          444,922
 Burlington Resources                                   17,363        1,113,142
 Chevron                                                94,522        5,483,221
 ConocoPhillips                                         62,716        3,925,394
 Devon Energy                                           21,337        1,196,792
 EOG Resources                                          10,781          658,719
 Exxon Mobil                                           286,782       16,848,442


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2005

UNITED ASSOCIATION S & P 500 INDEX FUND

--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- (CONTINUED)
--------------------------------------------------------------------------------
 Halliburton                                            22,793     $  1,277,548
 Kerr-McGee                                              5,246          420,782
 Marathon Oil                                           16,460          960,606
 Nabors Industries Ltd.*                                 6,701          438,580
 National Oilwell Varco*                                 7,754          405,922
 Noble                                                   6,121          411,209
 Occidental Petroleum                                   17,929        1,475,198
 Rowan*                                                  4,888          166,974
 Schlumberger                                           26,544        2,222,795
 Sunoco                                                  3,102          390,014
 Transocean*                                            14,697          829,352
 Unocal                                                 12,243          793,958
 Valero Energy                                          11,567          957,516
 Weatherford International
    Ltd.*                                                6,235          394,551
 XTO Energy                                             16,264          570,704
                                                                   ------------
                                                                     44,838,789
                                                                   ------------
--------------------------------------------------------------------------------
 PHARMACEUTICALS (5.0%)
--------------------------------------------------------------------------------
 Abbott Laboratories                                    69,850        3,257,106
 Bristol-Myers Squibb                                   88,049        2,199,464
 Eli Lilly                                              51,054        2,875,361
 Forest Laboratories*                                   15,346          612,612
 Genzyme*                                               11,364          845,595
 King Pharmaceuticals*                                  10,914          121,691
 Medimmune*                                             11,166          317,226
 Merck                                                  99,267        3,083,233
 Mylan Laboratories                                      9,818          170,440
 Pfizer                                                334,991        8,877,262
 Schering-Plough                                        66,476        1,384,030
 Watson Pharmaceuticals*                                 4,969          165,965
 Wyeth                                                  60,304        2,758,908
                                                                   ------------
                                                                     26,668,893
                                                                   ------------
--------------------------------------------------------------------------------
 PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
--------------------------------------------------------------------------------
 Eastman Kodak                                          12,942          346,069
                                                                   ------------
--------------------------------------------------------------------------------
 PRINTING & PUBLISHING (1.0%)
--------------------------------------------------------------------------------
 Dow Jones                                               3,216          120,696
 Gannett                                                11,180          815,693
 Knight-Ridder                                           3,346          209,326
 McGraw-Hill                                            16,871          776,235
 Meredith                                                2,025          100,237
 New York Times, Cl A                                    6,570          207,086
 RR Donnelley & Sons                                     9,599          346,044
 Tribune                                                13,423          489,940
 Viacom, Cl B                                           72,665        2,433,551
                                                                   ------------
                                                                      5,498,808
                                                                   ------------
--------------------------------------------------------------------------------
 RAILROADS (0.5%)
--------------------------------------------------------------------------------
 Burlington Northern Santa
 Fe                                                     16,965          920,351
 CSX                                                     9,757          444,334
 Norfolk Southern                                       18,218          677,892
 Union Pacific                                          11,849          833,103
                                                                   ------------
                                                                      2,875,680
                                                                   ------------
--------------------------------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS (0.6%)
--------------------------------------------------------------------------------
 Apartment Investment &
     Management, Cl A                                    4,322          190,168
                                                                   ------------


--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
--------------------------------------------------------------------------------
 Archstone-Smith Trust                                   8,954     $    380,545
 Equity Office Properties
    Trust                                               18,363          650,968
 Equity Residential                                     12,920          521,968
 Plum Creek Timber                                       8,288          313,701
 Prologis                                                8,408          383,069
 Simon Property Group                                    9,895          789,027
                                                                   ------------
                                                                      3,229,446
                                                                   ------------
--------------------------------------------------------------------------------
 RETAIL (6.6%)
--------------------------------------------------------------------------------
 Albertson's                                            16,600          353,746
 Autonation*                                            10,047          216,915
 Autozone*                                               2,957          288,130
 Bed Bath & Beyond*                                     13,314          611,113
 Best Buy                                               13,454        1,030,576
 Big Lots*                                               5,152           66,821
 Circuit City Stores                                     8,632          157,534
 Costco Wholesale                                       21,516          989,091
 CVS                                                    36,497        1,132,502
 Darden Restaurants                                      6,559          227,597
 Dillard's, Cl A                                         3,230           73,838
 Dollar General                                         13,603          276,413
 Family Dollar Stores                                    7,517          193,939
 Federated Department
    Stores                                               7,677          582,454
 Gap                                                    34,152          720,949
 Home Depot                                             96,698        4,207,330
 JC Penney                                              11,861          665,877
 Kohl's*                                                14,699          828,289
 Kroger*                                                32,844          651,953
 Lowe's                                                 34,800        2,304,456
 Limited Brands                                         17,134          417,727
 May Department Stores                                  13,487          553,641
 McDonald's                                             57,103        1,779,901
 Nordstrom                                              11,080          410,071
 Office Depot*                                          14,234          403,961
 OfficeMax                                               3,193           94,832
 RadioShack                                              7,021          164,783
 Sears Holdings*                                         4,605          710,229
 Sherwin-Williams                                        5,633          268,187
 Staples                                                33,193          755,805
 Target                                                 39,793        2,337,839
 Tiffany                                                 6,481          220,548
 TJX                                                    21,199          498,388
 Wal-Mart Stores                                       150,718        7,437,933
 Walgreen                                               46,061        2,204,479
 Wendy's International                                   5,182          267,909
 Yum! Brands                                            13,046          682,958
                                                                   ------------
                                                                     34,788,714
                                                                   ------------
--------------------------------------------------------------------------------
 SEMI-CONDUCTORS/INSTRUMENTS (3.2%)
--------------------------------------------------------------------------------
 Advanced Micro Devices*                                17,803          357,484
 Altera*                                                16,743          366,170
 Analog Devices                                         16,665          653,268
 Applied Materials*                                     74,059        1,367,129
 Applied Micro Circuits*                                13,929           41,926
 Broadcom, Cl A*                                        13,191          564,179
 Freescale Semiconductor,
     Cl B*                                              18,103          466,152


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2005

UNITED ASSOCIATION S & P 500 INDEX FUND

--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
 Intel                                                 278,091     $  7,547,390
 JDS Uniphase*                                          65,570           99,011
 Linear Technology                                      13,776          535,336
 LSI Logic*                                             17,495          170,751
 Maxim Integrated Products                              14,775          618,629
 Micron Technology*                                     27,716          329,266
 National Semiconductor                                 15,730          388,689
 Novellus Systems*                                       6,225          179,591
 Nvidia*                                                 7,615          206,062
 PMC-Sierra*                                             8,158           80,193
 QLogic*                                                 4,104          127,429
 Texas Instruments                                      74,875        2,378,030
 Xilinx                                                 15,809          448,185
                                                                   ------------
                                                                     16,924,870
                                                                   ------------
--------------------------------------------------------------------------------
 SOFTWARE (3.6%)
--------------------------------------------------------------------------------
 Adobe Systems                                          22,034          653,088
 BMC Software*                                           9,988          190,671
 Citrix Systems*                                         7,632          181,871
 Computer Associates
    International                                       23,981          658,278
 Compuware*                                             17,519          147,685
 Electronic Arts*                                       13,810          795,456
 Intuit*                                                 8,349          400,752
 Mercury Interactive*                                    3,908          153,858
 Microsoft                                             452,668       11,592,827
 Novell*                                                17,191          104,521
 Oracle*                                               199,205        2,705,204
 Parametric Technology*                                 12,265           84,629
 Siebel Systems*                                        23,315          195,846
 Symantec*                                              53,700        1,179,789
                                                                   ------------
                                                                     19,044,475
                                                                   ------------
--------------------------------------------------------------------------------
 TELEPHONES & TELECOMMUNICATIONS (4.6%)
--------------------------------------------------------------------------------
 ADC Telecommunications*                                 5,237          136,895
 Alltel                                                 14,727          979,345
 Andrew*                                                 7,338           80,645
 AT&T                                                   36,129          715,354
 Avaya*                                                 21,516          222,260
 BellSouth                                              82,478        2,276,393
 CenturyTel                                              5,913          203,230
 Ciena*                                                 26,129           58,529
 Citizens Communications                                15,393          202,264
 Comverse Technology*                                    9,031          228,394
 Corning*                                               65,311        1,244,175
 Lucent Technologies*                                  199,683          585,071
 Motorola                                              110,482        2,340,009
 Nextel Communications,
     Cl A*                                              50,706        1,764,569
 Qualcomm                                               73,599        2,906,424
 Qwest Communications
     International*                                     75,496          288,395
 SBC Communications                                    148,807        3,638,331
 Scientific-Atlanta                                      6,869          264,456
 Sprint                                                 66,680        1,793,692
 Tellabs*                                               20,219          196,529


--------------------------------------------------------------------------------


       Description                                     Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)

--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- (CONTINUED)
--------------------------------------------------------------------------------
 Verizon Communications                                124,656     $  4,266,975
                                                                   ------------
                                                                     24,391,935
                                                                   ------------
--------------------------------------------------------------------------------
 WHOLESALE (0.0%)
--------------------------------------------------------------------------------
 W.W. Grainger                                           3,757          234,136
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $479,072,886)                                               509,013,552
                                                                   ------------

EXCHANGE TRADED FUND (0.1%)
 SPDR Trust Ser 1*                                       4,800          593,952
                                                                   ------------
TOTAL EXCHANGE TRADED FUND
  (Cost $589,440)                                                       593,952
                                                                   ------------

RIGHTS (0.0%)
 Seagate* (A)(B)
 (Cost $0)                                              15,971               --
                                                                   ------------

CASH EQUIVALENT (3.5%)
 Goldman Financial Prime
    Obligation Money Market
    Fund
 (Cost $18,191,352)                                 18,191,352       18,191,352
                                                                   ------------

TOTAL INVESTMENTS (99.7%)
  (Cost $497,853,678)+                                             $527,798,856
                                                                   ============

 PERCENTAGES ARE BASED ON NET ASSETS OF $529,514,736.
* NON-INCOME PRODUCING SECURITY
(A) SECURITY CONSIDERED ILLIQUID.
(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS
 + AT JULY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $499,281,666, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $118,178,099 AND $(89,660,909), RESPECTIVELY.

AT JULY 31, 2005 THE FUND HAD THE FOLLOWING OPEN LONG S&P 500 INDEX FUTURES
CONTRACT:

  NUMBER OF     CONTRACT    EXPIRATION   UNREALIZED
  CONTRACTS       VALUE        DATE     APPRECIATION
  ---------       -----        ----     ------------
     62        $19,170,400   09/16/05     $116,012

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.
UAF-QH-002-0100


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.